Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Estimate Impairment Evaluations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment in the Value of Long-Lived Assets [Abstract]
Percentage of sensitivity analysis for increase in capital expenditures	5.00%
Brazil [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	44.78%	44.75%
Average margin on CAPEX	16.33%	16.97%
Average pre-tax discount rate (WACC)	7.80%	8.11%
Puerto Rico [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	24.12%	24.41%
Average margin on CAPEX	8.41%	8.67%
Average pre-tax discount rate (WACC)	5.53%	4.38%
Dominican Republic [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	53.60%	53.64%
Average margin on CAPEX	13.28%	14.13%
Average pre-tax discount rate (WACC)	10.16%	9.51%
Mexico [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	36.97%	37.31%
Average margin on CAPEX	9.21%	9.35%
Average pre-tax discount rate (WACC)	8.22%	8.36%
Ecuador [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	49.90%	49.66%
Average margin on CAPEX	19.33%	13.95%
Average pre-tax discount rate (WACC)	16.99%	15.72%
Peru [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	39.64%	39.33%
Average margin on CAPEX	10.25%	10.41%
Average pre-tax discount rate (WACC)	8.58%	8.28%
El Salvador [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	47.51%	46.37%
Average margin on CAPEX	9.90%	13.42%
Average pre-tax discount rate (WACC)	13.26%	13.35%
Colombia [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	42.17%	42.25%
Average margin on CAPEX	14.70%	17.31%
Average pre-tax discount rate (WACC)	7.47%	7.24%
Bottom of Range [Member] | Europe [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	35.52%	35.05%
Average margin on CAPEX	2.74%	2.83%
Average pre-tax discount rate (WACC)	5.43%	4.88%
Bottom of Range [Member] | Others [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	28.42%	28.02%
Average margin on CAPEX	8.73%	11.48%
Average pre-tax discount rate (WACC)	8.27%	7.22%
Top of Range [Member] | Europe [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	43.18%	43.18%
Average margin on CAPEX	18.19%	18.57%
Average pre-tax discount rate (WACC)	28.18%	27.16%
Top of Range [Member] | Others [Member]
Impairment in the Value of Long-Lived Assets [Abstract]
Average margin on EBITDA	52.75%	52.47%
Average margin on CAPEX	21.83%	22.35%
Average pre-tax discount rate (WACC)	15.51%	24.06%